OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
OTHER RECEIVABLES
OTHER RECEIVABLES

NOTE 6 – OTHER RECEIVABLES

	As of December 31,
Current Other receivables	2024	2023
Prepaid expenses	24,877	24,970
Other tax credits	7,457	15,329
Related parties (Note 27.b)	773	573
DFI (Note 22)	—	4,115
Guarantee deposits	3,766	6,419
Compensation received for company acquisitions (Note 28.1)	1,316	—
Call option	—	10,711
Other	18,042	32,948
Allowance for other receivables	(1,645)	(4,658)
	54,586	90,407

Non-current other receivables
Prepaid expenses	8,568	5,382
Income tax credits	38,074	27,148
Other tax credits	857	145
DFI (Note 22)	—	1,161
Guarantee deposits	3,604	12,675
Compensation received for company acquisitions (Note 28.1)	2,948	—
Other	5,673	5,633
	59,724	52,144
Total Other receivables, net	114,310	142,551

Movements in the allowance for current other receivables are as follows:

	Years ended December 31,
	2024	2023
At the beginning of the year	(4,658)	(6,196)
Increases	(470)	(2,727)
Uses	949	—
RECPAM and currency translation adjustments	2,534	4,265
At the end of the year	(1,645)	(4,658)